Investment Securities	12 Months Ended
Dec. 31, 2015
Investments Debt And Equity Securities [Abstract]
Investment Securities
(4)	Investment Securities

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2015 and 2014 are as follows:

		Gross	Gross
	Amortized	unrealized	unrealized
(in thousands)	cost	gains	losses	Fair value
December 31, 2015
Government sponsored enterprises	$73,605	$127	$235	$73,497
Asset-backed securities	130,179	440	1,768	128,851
Obligations of states and political subdivisions	32,224	493	11	32,706

Total available for sale securities	$236,008	$1,060	$2,014	$235,054

December 31, 2014
Government sponsored enterprises	$57,002	$240	$143	$57,099
Asset-backed securities	106,726	855	1,119	106,462
Obligations of states and political subdivisions	34,925	583	71	35,437

Total available for sale securities	$198,653	$1,678	$1,333	$198,998

All of the Company’s investment securities are classified as available for sale. Agency bonds and notes, agency mortgage-backed securities and agency collateralized mortgage obligations (CMO) include securities issued by the Government National Mortgage Association (GNMA), a U.S. government agency, and the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Bank (FHLB), which are U.S. government-sponsored enterprises.

Other Investments and securities primarily consist of Federal Home Loan Bank stock, subordinated debt securities, and the Company’s interest in statutory trusts. These securities are reported at cost in other assets in the amount of $8.0 million and $4.7 million as of December 31, 2015 and 2014, respectively.

Debt securities with carrying values aggregating approximately $182.7 million and $145.5 million at December 31, 2015 and December 31, 2014, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2015, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$24,894	$24,890
Due after one year through five years	67,513	67,614
Due after five years through ten years	12,593	12,871
Due after ten years	829	828
Total	105,829	106,203
Asset-backed securities	130,179	128,851
Total available for sale securities	$236,008	$235,054

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2015 and December 31, 2014 were as follows:

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2015
Government sponsored enterprises	$43,539	$(222)	$1,002	$(13)	$44,541	$(235)
Asset-backed securities	56,095	(620)	43,576	(1,148)	99,671	(1,768)
Obligations of states and political subdivisions	2,571	(6)	718	(5)	3,289	(11)
Total	$102,205	$(848)	$45,296	$(1,166)	$147,501	$(2,014)

(in thousands)
At December 31, 2014
Government sponsored enterprises	$2,983	$(4)	$17,862	$(139)	$20,845	$(143)
Asset-backed securities	10,314	(50)	45,445	(1,069)	55,759	(1,119)
Obligations of states and political subdivisions	3,667	(15)	1,942	(56)	5,609	(71)
Total	$16,964	$(69)	$65,249	$(1,264)	$82,213	$(1,333)

The total available for sale portfolio consisted of approximately 316 securities at December 31, 2015. The portfolio included 71 securities having an aggregate fair value of $147.5 million that were in a loss position at December 31, 2015. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $45.3 million at fair value. The $2.0 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2015 was caused by interest rate fluctuations.

The total available for sale portfolio consisted of approximately 300 securities at December 31, 2014. The portfolio included 74 securities having an aggregate fair value of $82.2 million that were in a loss position at December 31, 2014. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $65.2 million at fair value. The $1.3 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2014 was caused by interest rate fluctuations.

Because the decline in fair value is attributable to changes in interest rates and not credit quality these investments were not considered other-than-temporarily impaired at December 31, 2015 and 2014. In addition, the Company does not have the intent to sell these investments over the period of recovery, and it is not more likely than not that it will be required to sell such investment securities.

The table presents the components of investment securities gains and losses, which have been recognized in earnings:

(in thousands)	2015	2014	2013
Gains realized on sales	$8	$86	$786
Losses realized on sales	0	(66)	(8)
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$8	$20	$778